Joint Ventures - Summarized Statement of Income of Joint Ventures (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Joint Ventures [Line Items]
Charter-in expenses		$ (1,320,063)
Voyage expenses	$ (1,015,058)	(610,292)
General and administrative expenses	(10,436,785)	$ (6,805,999)
BH Cape Holdings
Joint Ventures [Line Items]
Voyage and time charter revenues	2,355,919
Charter-in expenses	(401,162)
Voyage expenses	(1,984,012)
General and administrative expenses	(115,016)
Loss on freight forward agreements	(12,271)
Other expenses, net	12,200
Loss for the period	$ (156,420)